Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Landcadia Holdings II, Inc
Schedule of selected quarterly financial data (unaudited)

2019	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$20,974	$102,584	$115,683	$248,051
Net income (loss)	$(20,974)	$842,508	$1,181,113	$497,086
Basic and diluted earnings (loss) available to common shares	$—	$(0.01)	$(0.01)	$—

2018	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$—	$—	$—	$—
Net income (loss)	$—	$—	$—	$—
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$—

2017	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
General and administrative expenses	$—	$—	$—	$—
Net income (loss)	$—	$—	$—	$—
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$—